STATEMENT OF CASH FLOWS - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Cash flow from operating activities:
Net income (loss)	$ (845)	$ 2,195,508	$ 5,135,790
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on securities held in Trust Account			(1,876)
Realized and unrealized gain	0	(43,053)	(19,097)
Offering costs allocated to warrant liability			625,059
Changes in operating assets and liabilities:
Prepaid expense	0	39,739	(83,061)
Accrued expense	845	390,436	125,972
Franchise tax payable	0	(114,008)	164,008
Change in fair value of warrant liability	0	(2,762,640)	(6,325,281)
Net cash used in operating activities	0	(294,018)	(378,487)
Cash flows from investing activities:
Net cash used in investing activities			(117,300,000)
Cash flow from financing activities:
Proceeds from issuance of Class B common stock	25,000		25,000
Proceeds from sale of Units, net of underwriting discount paid			112,700,000
Proceeds from sale of private placement units			5,852,750
Payment of offering costs			(446,112)
Proceeds from promissory note			78,925
Repayment of promissory note			(78,925)
Net cash provided by financing activities	25,000		118,131,638
Net change in cash	25,000	(294,018)	453,151
Cash at the beginning of the period	0	453,151	0
Cash at the end of the period	25,000	$ 159,133	453,151
Supplemental disclosure of non-cash financing activities:
Accrued deferred offering costs	$ 45,000
Initial classification of the warrant liability			$ 11,176,949